Leases-Lessee (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Future minimum annual rentals under noncancelable operating leases
2018	$ 43
2019	41
2020	33
2021	33
2022	29
Thereafter	137
Total	316
Operating leases [Abstract]
Total rent expense	$ 62	$ 64	$ 69